Note 14 - Financial Assets and Liabilities - Gain (Loss) on Trading Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net gain (loss) on investment portfolio held for trading	$ (4,944)	$ 13,033	$ 8,477
Listed equity instruments [member[
Statement Line Items [Line Items]
Realized net gain (loss)	(11,201)	12,910	6,278
Change in unrealized net gain (loss)	(11,696)	0	2,564
Short position in listed equity instruments [member]
Statement Line Items [Line Items]
Realized net gain (loss)	17,123	0	(365)
Change in unrealized net gain (loss)	0	0	0
Equity derivatives [member]
Statement Line Items [Line Items]
Realized net gain (loss)	830	10	0
Change in unrealized net gain (loss)	$ 0	$ 113	$ 0